Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 7.Goodwill and Intangible Assets

Goodwill

Changes in the carrying amount of goodwill by reportable segment is as follows (in thousands):

	Renewables
	and
	Recovery
	Logistics	Telecom	Total
Goodwill as of December 31, 2021 (a)	$21,680	$7,043	$28,723
Measurement period adjustments, net	—	220	220
Goodwill as of July 2, 2022 (a)	$21,680	$7,263	$28,943
(a)	Goodwill is net of accumulated impairment charges of $89,421 thousand as of July 2, 2022 and December 31, 2021 in the Telecom segment. There have been no impairment charges within the Renewables and Recovery Logistics segment.

For the three months and six months ended July 2, 2022 and July 3, 2021, respectively, there were no goodwill impairment charges.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	July 2, 2022
	Weighted
	Average	Gross
	Remaining	Carrying	Accumulated	Net carrying
	Useful Life	Amount	amortization	Amount
Customer relationships	9.3	$424,560	$(115,920)	$308,640
Trademarks and trade names	9.5	59,969	(25,557)	34,412
		$484,529	$(141,477)	$343,052

	December 31, 2021
	Weighted
	Average	Gross
	Remaining	carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	Amount
Customer relationships	9.5	$424,560	$(98,307)	$326,253
Trademarks and trade names	9.5	59,969	(22,048)	37,921
		$484,529	$(120,355)	$364,174

Amortization expense of intangible assets was $10,533 thousand and $21,105 thousand for the three and six months ended July 2, 2022, respectively and was $10,650 thousand and $21,110 thousand for the three and six months ended July 3, 2021, respectively.

Note 7.Goodwill and Intangible Assets

Goodwill

Changes in the carrying amount of goodwill by reportable segment is as follows (in thousands):

	Renewables and
	Recovery Logistics	Telecom	Total
Goodwill as of January 1, 2020	$13,598	$72,905	$86,503
Measurement period adjustments, net	—	821	821
Impairment loss	—	(28,802)	(28,802)
Goodwill as of December 31, 2020 (a)	$13,598	$44,924	$58,522
Additions from acquisitions (Note 4)	8,082	14,606	22,688
Impairment loss	—	(52,487)	(52,487)
Goodwill as of December 31, 2021 (a)	$21,680	$7,043	$28,723
(a)

Goodwill is net of accumulated impairment charges of $89,421 thousand and $36,934 thousand for the years ended December 31, 2021 and 2020, respectively in the Telecom segment. There have been no impairment charges within the Renewables and Recovery Logistics segment.

For the years ended December 31, 2021 and 2020, the Company recognized goodwill impairment within the Telecom segment of $52,487 thousand and $28,802 thousand, respectively. Impairment resulted from a change in projected future discounted cash flows of the reporting units within the segment which resulted in an carrying value in excess of the estimated fair value.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	December 31, 2021
	Weighted
	Average
	Remaining	Gross carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	9.5	$424,560	$(98,307)	$326,253
Trademarks and trade names	9.5	59,969	(22,048)	37,921
		$484,529	$(120,355)	$364,174

	December 31, 2020
	Weighted
	Average
	Remaining	Gross carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	10.8	$368,200	$(65,868)	$302,332
Trademarks and trade names	9.9	58,519	(15,035)	43,484
		$426,719	$(80,903)	$345,816

Amortization expense of intangible assets was $39,453 thousand and $35,812 thousand for the years ended December 31, 2021 and 2020, respectively.

The following table provides estimated future amortization expense related to the intangible assets (in thousands):

Years ending December 31:
2022	$42,916
2023	41,539
2024	39,520
2025	38,685
2026	37,885
Thereafter	163,629
$364,174